Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	EGPI Firecreek, Inc.
Entity Central Index Key	0001106848
Document Type	10-Q
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	2,635,786,879
Amendment Description	XBRL
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012